ACCOUNTING STANDARDS AND BASIS OF PREPARATION (Tables)	12 Months Ended
Jun. 30, 2021
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Schedule of equity interest in the subsidiaries

		Country of
		incorporation
		and principal
		place of		% Equity interest
Name	Principal activities	business	Ref	06/30/2021	06/30/2020	06/30/2019
RASA Holding, LLC	Investment in subsidiaries	United States	a	100.00%	100.00%	100.00%
Rizobacter Argentina S.A.	Microbiology Business	Argentina	a	80.00%	80.00%	80.00%
Rizobacter do Brasil Ltda.	Selling of agricultural inputs	Brazil	b	79.99%	79.99%	79.99%
Rizobacter del Paraguay S.A.	Selling of agricultural inputs	Paraguay	b	79.92%	79.92%	79.92%
Rizobacter Uruguay	Selling of agricultural inputs	Uruguay	b	80.00%	80.00%	80.00%
Rizobacter South Africa	Selling of agricultural inputs	South Africa	b	76.00%	76.00%	76.00%
Comer. Agrop. Rizobacter de Bolivia S.A.	Selling of agricultural inputs	Bolivia	b	79.96%	79.96%	79.96%
Rizobacter USA, LLC	Selling of agricultural inputs	United States	b	80.00%	80.00%	80.00%
Rizobacter India Private Ltd.	Selling of agricultural inputs	India	b	—	80.00%	80.00%
Rizobacter Colombia SAS	Selling of agricultural inputs	Colombia	b	80.00%	80.00%	80.00%
Rizobacter France SAS	Research and development	France	b	80.00%	80.00%	80.00%
Bioceres Crops S.A.	Research and development	Argentina	b c	90.00%	90.00%	90.00%
BCS Holding LLC	Investment in subsidiaries	United States	a	100.00%	100.00%	100.00%
Bioceres Semillas S.A.U.	Production and commercialization of seeds	Argentina	a	100.00%	100.00%	100.00%
Verdeca LLC	Research and development	United States	d	100.00%	50.00%	50.00%
Insumos Agroquímicos S.A.	Selling of agricultural inputs	Argentina	e	50.1%	—	—

a)See the Reorganization described in Note 1
b)Indirect interests held through Rizobacter. The indirect equity interest participation included in this table was the 80% of the direct equity interest participation that Rizobacter owns in each entity.
c)In June 2019, Bioceres Crop Solutions signed a share purchase agreement with Bioceres S.A. for the 50% of the ownership in Bioceres Crops S.A. (“Bioceres Crops”). See Note 6.
d)	On November 12, 2020 we acquired from Arcadia Biosciences Inc (“Arcadia”) the remaining 50% ownership interest in Verdeca LLC (“Verdeca”). See Note 6.
e)	On April 9, 2021 we acquired a controlling interest in Insumos Agroquímicos S.A. (“Insuagro”). See Note 6.